BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

(each, a “Fund” and together the “Funds”)

Supplement dated November 27, 2019 to the Summary Prospectuses, Prospectuses

and Statement of Additional Information of the Funds,

each dated October 28, 2019, as supplemented to date

Effective immediately, the following changes are made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:

The last sentence of the final paragraph in the section of each Summary Prospectus of BlackRock High Yield Municipal Fund entitled “Key Facts About BlackRock High Yield Municipal Fund—Principal Investment Strategies of the Fund,” and the section of each Prospectus of BlackRock High Yield Municipal Fund entitled “Fund Overview—Key Facts About BlackRock High Yield Municipal Fund—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund will primarily invest in municipal bonds that have a maturity of five years or longer.

The last sentence of the second paragraph in the section of each Summary Prospectus of BlackRock National Municipal Fund entitled “Key Facts About BlackRock National Municipal Fund—Principal Investment Strategies of the Fund” and the section of each Prospectus of BlackRock National Municipal Fund entitled “Fund Overview—Key Facts About BlackRock National Municipal Fund—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund will primarily invest in municipal bonds that have a maturity of five years or longer.

The second sentence of the third paragraph in the section of each Prospectus of BlackRock High Yield Municipal Fund entitled “Details About the Funds—How Each Fund Invests—High Yield Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund will primarily invest in municipal bonds that have a maturity of five years or longer.

The last sentence of the second paragraph in the section of each of the Investor A, Investor C, Institutional, Class K and Investor C1 Shares Prospectuses of BlackRock National Municipal Fund entitled “Details About the Funds—How Each Fund Invests—National Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund will primarily invest in municipal bonds that have a maturity of five years or longer.

The last sentence of the second paragraph in the section of the Service Shares Prospectus of BlackRock National Municipal Fund entitled “Details About the Fund—How The Fund Invests—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund will primarily invest in municipal bonds that have a maturity of five years or longer.

Effective immediately, the following changes are made to the Funds’ Statement of Additional Information (“SAI”):

The third sentence of the second paragraph in the section of the SAI entitled “I. Investment Objective and Policies—Investment Policies of the Funds—National Fund” is deleted in its entirety and replaced with the following:

The Fund will primarily invest in Municipal Bonds having a maturity of five years or longer.

The second sentence of the first paragraph in the section of the SAI entitled “I. Investment Objective and Policies—Investment Policies of the Funds—High Yield Fund” is deleted in its entirety and replaced with the following:

The Fund will primarily invest in Municipal Bonds that have a maturity of five years or longer.

Shareholders should retain this Supplement for future reference.

PR2SAI-10051-1119SUP